Condensed Financial Information of Registrant - Notes to the Condensed Financial Information of Registrant (Parent Company Only) (Details) - Revolving credit facilities - Line of Credit - Corporate borrowings - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Carrying Amount	$ 1,300,000,000	$ 1,200,000,000
Carrying Amount	$ 628,000,000	$ 17,000,000